Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits
Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits

K. Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits

        Security deposits, deferred overhaul rentals and other customer deposits were comprised of:

	June 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,104,457	$1,089,771
Deferred overhaul rentals	689,055	718,472
Other customer deposits	204,403	227,189

Total	$1,997,915	$2,035,432

Note L—Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits

        As of December 31, 2011 and 2010, Security deposits, overhaul rentals, and other customer deposits were comprised of:

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393

        Security deposits paid by lessees are returned to the lessees at the end of the lease in accordance with the lease terms. Overhaul rentals reflect overhaul rentals estimated to be reimbursed to the lessee.